Other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	$ 199,489	$ 186,748
Liabilities related to repurchase commitments	79,501	92,421
Accrued interest	2,614	305
Personnel related liabilities	28,816	19,642
VAT liabilities	78,954	46,464
Other liabilities	4,416	19,082
Total	$ 393,790	$ 364,662